Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of accumulated other comprehensive income (loss) and reclassified as payroll expenses, facility expenses or finance expenses
	Net Notional amount		Fair value (Level 2 within the fair value hierarchy)
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)	(Unaudited)	(Audited)
Option contracts to hedge payroll
expenses NIS	49,677	55,016	114	1,051
Forward contracts to hedge payroll
expenses NIS	2,813	16,077	(74)	461
	$52,490	$71,093	$40	$1,512

Schedule of derivative instruments in cash flow hedging relationship on income and other comprehensive income
	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	6 months ended June 30,
	2022	2021
	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(571)	$(302)
Option contracts	(2,774)	(228)
	$(3,345)	$(530)

Schedule of derivatives in foreign exchange cash flow hedging relationships
		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		6 months ended June
	Statements of income line item	2022	2021
		(Unaudited)
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	$395	$(158)
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	43	(578)
		$438	$(736)